American Century Investment Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

CORE PLUS FUND * DIVERSIFIED BOND FUND * HIGH-YIELD FUND
AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND FUND
INFLATION PROTECTION BOND FUND * NT DIVERSIFIED BOND FUND
PREMIUM MONEY MARKET FUND * PRIME MONEY MARKET FUND
AMERICAN CENTURY-MASON STREET SELECT BOND FUND * SHORT DURATION FUND

Supplement dated September 4, 2007 * Statement of Additional  Information  dated
August 1, 2007

AS OF SEPTEMBER 4, 2007, THE ADVISOR CLASSES OF DIVERSIFIED BOND, HIGH-YIELD AND
PRIME MONEY MARKET WERE COMBINED WITH THE A CLASS OF THE SAME FUND. INFORMATION
SPECIFIC TO THOSE FUNDS' ADVISOR CLASS WILL BE RESTATED WITH THE NEXT STATEMENT
OF ADDITIONAL INFORMATION UPDATE TO REFLECT CHANGES THAT RESULTED FROM THE
COMBINATION.

THE FOLLOWING REPLACES THE ENTRIES FOR DIVERSIFIED BOND FUND AND HIGH-YIELD FUND
ON PAGE 2.

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Diversified Bond Fund
  Investor Class                             ADFIX                  12/03/2001
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  Institutional Class                        ACBPX                  04/01/1993
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  A Class                                    ADFAX                  12/03/2001
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  B Class                                    CDBBX                  01/31/2003
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  C Class                                    CDBCX                  01/31/2003
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  R Class                                    ADVRX                  07/29/2005
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High-Yield Fund
  Investor Class                             ABHIX                  09/30/1997
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  Institutional Class                        ACYIX                  08/02/2004
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  A Class                                    AHYVX                  03/08/2002
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  B Class                                    ACYBX                  01/31/2003
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  C Class                                    AHDCX                  12/10/2001
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  R Class                                    AHYRX                  07/29/2005
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THE FOLLOWING REPLACES THE ENTRY FOR PRIME MONEY MARKET FUND ON PAGE 3.

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Prime Money Market Fund
  Investor Class                              BPRXX                 11/17/1993
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  A Class                                     ACAXX                 08/28/1998
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  B Class                                     BPMXX                 01/31/2003
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  C Class                                     ARCXX                 05/07/2002
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THE COLUMN FOR THE ADVISOR FEE RATE IS DELETED FROM THE TABLE ON PAGE 60.

THE FOLLOWING REPLACES THE THIRD AND FOURTH SENTENCES IN THE FIRST PARAGRAPH
UNDER MULTIPLE CLASS STRUCTURE ON PAGE 76.

Pursuant to such plan, the funds may issue up to six classes of shares: Investor
Class, Institutional Class, A Class, B Class, C Class and R Class. Not all funds offer all six classes.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER MULTIPLE CLASS STRUCTURE ON
PAGE 76.

The Investor Class is made available to investors directly from American Century and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to
American Century. Additional information regarding eligibility for Investor
Class shares may be found in the funds' prospectuses. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. The A, B and
C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder
Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan,
respectively and collectively, the plans) described below. The plans have been adopted by the funds' Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

THE FOLLOWING FOOTNOTE IS ADDED TO THE ADVISOR CLASS PLAN HEADING ON PAGE 84.

Advisor Class Plan(1)

(1)  AS OF SEPTEMBER 4, 2007, THE ADVISOR CLASSES OF DIVERSIFIED BOND,
     HIGH-YIELD AND PRIME MONEY MARKET WERE COMBINED WITH THE A CLASS OF THE
     SAME FUND AND BECAME SUBJECT TO THE A CLASS PLAN.

THE FOLLOWING REPLACES THE SECOND SENTENCE IN THE FIRST PARAGRAPH UNDER RULE
12B-1 ON PAGE 77.

Pursuant to such rule, the Board of Trustees and initial shareholder of the funds' A, B, C and R Classes have approved and entered into the A Class Plan, B
Class Plan, C Class Plan and R Class Plan, respectively.

THE FOLLOWING REPLACES THE TABLE ON PAGE 89.

                                                                   TRADITIONAL
                                             EMPLOYER-SPONSORED    AND
                                             RETIREMENT PLANS      ROTH IRAS
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A Class Shares may be purchased at NAV(1)    Yes                   Yes
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A Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and sales charge     under $1 million
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B Class shares may be purchased(2)           No(3)                 Yes
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C Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and CDSC(2)          under $1 million
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C Class shares may be purchased              Yes                   No
with no dealer concessions and CDSC(1) (2)
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Institutional Class shares may be purchased  Yes                   Yes
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Investor Class shares may be purchased       Yes                   Yes
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R Class shares may be purchased              Yes                   No(4)
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(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

(2)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(3)  SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS ESTABLISHED PRIOR TO
     AUGUST 1, 2006 MAY MAKE ADDITIONAL PURCHASES.

(4)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006 MAY MAKE ADDITIONAL
     PURCHASES.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56565 0709